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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 22.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AccessLex Institute(a)
Series 2004A Class A2
04/25/2029	1.416%	1,530,540	1,525,805
Ally Master Owner Trust
Series 2012-5 Class A
09/15/2019	1.540%	18,487,000	18,490,237
Series 2014-5 Class A2
10/15/2019	1.600%	19,500,000	19,505,105
American Credit Acceptance Receivables Trust(b)
Series 2015-3 Class A
09/12/2019	1.950%	88,351	88,350
Series 2016-1A Class A
05/12/2020	2.370%	747,758	748,090
Series 2016-3 Class A
11/12/2020	1.700%	8,346,783	8,334,700
Series 2016-4 Class A
06/12/2020	1.500%	2,429,109	2,426,874
Series 2017-2 Class A
07/13/2020	1.840%	4,100,000	4,097,965
AmeriCredit Automobile Receivables Trust
Series 2015-4 Class A2A
04/08/2019	1.260%	529,012	528,980
Ascentium Equipment Receivables Trust(b)
Series 2016-1A Class A2
11/13/2018	1.750%	1,682,930	1,683,041
Series 2017-1A Class A2
07/10/2019	1.870%	2,950,000	2,949,265
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/2020	1.659%	5,205,000	5,222,019
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	2,082,477	2,079,924
CarFinance Capital Auto Trust(b)
Series 2015-1A Class A
06/15/2021	1.750%	1,636,065	1,634,744
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	3,356,216	3,351,378
CCG Receivables Trust(b)
Series 2014-1 Class A2
11/15/2021	1.060%	441,755	441,712
Series 2017-1 Class A2
11/14/2023	1.840%	4,300,000	4,293,425
Chesapeake Funding II LLC(b)
Series 2016-1A Class A1
03/15/2028	2.110%	5,189,490	5,201,801
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
05/15/2029	1.494%	5,900,000	5,900,116
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A3
07/15/2021	1.640%	8,100,000	8,077,120
CNH Equipment Trust
Series 2016-C Class A2
02/18/2020	1.260%	6,403,859	6,388,206
Conn’s Receivables Funding LLC(b)
Series 2016-B Class A
10/15/2018	3.730%	1,534,848	1,537,291
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	1,801,920	1,801,493
Diamond Resorts Owner Trust(b)
Series 2013-2 Class A
05/20/2026	2.270%	2,020,479	2,009,813
Drive Auto Receivables Trust(b)
Series 2016-CA Class A2
01/15/2019	1.410%	3,338,348	3,337,394
Series 2017-AA Class A2
03/15/2019	1.480%	3,094,980	3,093,742
Series 2017-BA Class A2
12/17/2018	1.590%	2,975,000	2,974,897
DT Auto Owner Trust(b)
Series 2016-4A Class A
11/15/2019	1.440%	3,398,779	3,393,705
EFS Volunteer LLC(a),(b)
Series 2010-1 Class A1
10/26/2026	2.006%	57,270	57,283
Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/2020	1.300%	5,157,666	5,153,954
Series 2015-2 Class A2
02/22/2021	1.590%	2,469,185	2,469,145
Series 2016-1 Class A2
09/20/2021	1.830%	4,485,895	4,485,854
Series 2016-2 Class A2
02/22/2022	1.740%	3,460,333	3,456,461
Series 2017-1 Class A2
07/20/2022	2.130%	3,800,000	3,806,544
Series 2017-2 Class A2
01/20/2023	1.970%	6,400,000	6,399,668
Exeter Automobile Receivables Trust(b)
Series 2015-2A Class A
11/15/2019	1.540%	319,475	319,433

Columbia Short Term Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-3A Class A
03/16/2020	2.000%	1,464,908	1,465,204
Series 2016-1A Class A
07/15/2020	2.350%	1,599,593	1,599,209
Series 2016-3A Class A
11/16/2020	1.840%	2,319,288	2,312,770
First Investors Auto Owner Trust(b)
Series 2015-1A Class A3
11/16/2020	1.710%	2,411,353	2,410,965
Series 2015-2A Class A1
12/16/2019	1.590%	437,807	437,809
Flagship Credit Auto Trust(b)
Series 2016-3 Class A1
12/15/2019	1.610%	2,258,910	2,254,963
Ford Credit Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.880%	4,000,000	4,006,234
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,400,000	7,406,655
Series 2017-1 Class A1
05/15/2022	2.070%	3,275,000	3,270,983
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2015-1 Class A2
05/15/2020	1.659%	4,940,000	4,952,797
GMF Floorplan Owner Revolving Trust(b)
Series 2017-1 Class A1
01/18/2022	2.220%	4,615,000	4,616,125
GreatAmerica Leasing Receivables Funding LLC(b)
Series 2017-1 Class A2
04/22/2019	1.720%	3,450,000	3,445,544
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/2028	1.517%	1,367,980	1,368,052
Series 2017-1 Class A1
04/10/2031	1.767%	6,400,000	6,399,998
Hertz Fleet Lease Funding LP(b)
Series 2016-1 Class A2
04/10/2030	1.960%	2,890,614	2,886,956
Hertz Vehicle Financing LLC(b)
Series 2016-3A Class A
07/25/2020	2.270%	6,150,000	6,099,828
Hilton Grand Vacations Trust(b)
Series 2013-A Class A
01/25/2026	2.280%	4,058,417	4,032,662
Series 2014-AA Class A
11/25/2026	1.770%	4,470,590	4,387,819
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(b)
Series 2017-A Class A2A
07/15/2019	1.560%	2,100,000	2,099,389
Hyundai Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
03/15/2021	1.810%	5,000,000	4,995,539
Montana Higher Education Student Assistance Corp.(a)
Series 2006-1 Class A
03/20/2024	1.252%	119,970	119,881
MVW Owner Trust(b)
Series 2014-1A Class A
09/22/2031	2.250%	1,623,392	1,602,285
Series 2015-1A Class A
12/20/2032	2.520%	3,383,447	3,354,438
Series 2016-1A Class A
12/20/2033	2.250%	4,820,122	4,721,816
Navient Student Loan Trust(a),(b)
Series 2016-3A Class A1
06/25/2065	1.816%	1,519,951	1,524,820
Navitas Equipment Receivables LLC(b)
Series 2016-1 Class A2
06/15/2021	2.200%	4,029,953	4,030,222
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/2028	1.340%	319,346	317,840
Series 2016-A Class A
11/10/2029	1.470%	1,488,408	1,479,083
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
04/15/2021	1.469%	6,000,000	6,011,707
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	882,067	883,119
Panhandle-Plains Higher Education Authority, Inc.(a)
Series 2011-2 Class A1
07/01/2021	1.799%	74,117	74,117
PFS Tax Lien Trust(b)
Series 2014-1 Class NOTE
05/15/2029	1.440%	698,690	693,342
Prestige Auto Receivables Trust(b)
Series 2016-1A Class A3
06/15/2020	1.990%	4,250,000	4,259,258
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	3,901,161	3,899,729
Securitized Term Auto Receivables Trust(b)
Series 2017-1A Class A3
08/25/2020	1.890%	6,200,000	6,197,927

2	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding Co. LLC(b)
Series 2012-3A Class A
08/20/2029	1.870%	456,338	455,906
Sierra Timeshare Receivables Funding LLC(b)
Series 2013-1A Class A
11/20/2029	1.590%	719,118	717,909
Series 2016-3A Class A
10/20/2033	2.430%	5,249,865	5,162,012
SLM Private Credit Student Loan Trust(a)
Series 2003-A Class A2
09/15/2020	1.686%	102,793	102,710
SLM Private Education Loan Trust(b)
Series 2012-A Class A2
01/17/2045	3.830%	5,071,820	5,163,918
SLM Private Education Loan Trust(a),(b)
Series 2013-B Class A1
07/15/2022	1.809%	1,101,545	1,101,797
Series 2014-A Class A1
07/15/2022	1.759%	181,392	181,377
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
09/15/2022	1.526%	107,277	107,341
Series 2004-8A Class A5
04/25/2024	1.656%	9,193,531	9,212,839
SLM Student Loan Trust(a)
Series 2005-4 Class A3
01/25/2027	1.276%	5,751,089	5,720,050
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/2023	1.859%	577,115	577,144
SoFi Consumer Loan Program LLC(b),(c)
Series 2017-4 Class A
05/26/2026	2.500%	4,250,000	4,249,231
Sofi Professional Loan Program(b)
Series 2017-C Class A2A
07/25/2040	1.750%	3,400,000	3,394,007
SoFi Professional Loan Program LLC(b)
Series 2016-B Class A2A
03/25/2031	1.680%	1,652,912	1,652,479
Series 2016-C Class A2A
05/26/2031	1.480%	2,587,851	2,581,411
Series 2017-A Class A2A
03/26/2040	1.550%	5,972,543	5,961,796
SVO VOI Mortgage LLC(b)
Series 2012-AA Class A
09/20/2029	2.000%	943,259	934,481
TAL Advantage V LLC(b)
Series 2014-2A Class A1
05/20/2039	1.700%	1,618,829	1,615,435
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCF Auto Receivables Owner Trust(b)
Series 2016-1A Class A2
11/15/2019	1.390%	3,636,535	3,633,024
Series 2016-PT1A Class A
06/15/2022	1.930%	8,337,847	8,330,090
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	7,955,000	7,914,370
Series 2016-2A Class A
05/20/2021	1.680%	11,100,000	11,069,681
Series 2017-1A Class A
09/20/2021	2.060%	4,350,000	4,368,213
Volvo Financial Equipment LLC(b)
Series 2016-1A Class A2
10/15/2018	1.440%	1,256,584	1,256,603
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2014-2 Class A
10/20/2019	1.662%	5,075,000	5,079,248
Series 2015-1 Class A
01/20/2020	1.712%	3,440,000	3,446,272
Westlake Automobile Receivables Trust(b)
Series 2016-1A Class A2A
01/15/2019	1.820%	689,660	689,968
Series 2016-3A Class A2
10/15/2019	1.420%	5,162,800	5,157,467
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	896,781	895,822
Total Asset-Backed Securities — Non-Agency (Cost $358,077,451)			357,617,220

Commercial Mortgage-Backed Securities - Agency 10.5%

Government National Mortgage Association(a)
CMO Series 2015-71 Class DA
09/16/2049	2.161%	7,310,895	7,260,753
Government National Mortgage Association
Series 2011-20 Class A
04/16/2032	1.883%	611,870	610,807
Series 2012-142 Class A
05/16/2037	1.105%	6,040,350	5,943,542
Series 2012-4 Class A
05/16/2040	2.120%	1,103,410	1,102,826
Series 2012-58 Class A
01/16/2040	2.500%	10,287,517	10,305,337
Series 2012-89 Class A
01/16/2036	1.537%	1,610,128	1,602,904
Series 2013-118 Class AC
06/16/2036	1.700%	4,147,845	4,115,855

Columbia Short Term Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-12 Class A
10/16/2042	1.410%	10,821,301	10,600,795
Series 2013-126 Class AB
04/16/2038	1.540%	5,706,537	5,634,323
Series 2013-17 Class AF
11/16/2043	1.210%	6,734,358	6,544,747
Series 2013-17 Class AH
10/16/2043	1.558%	8,388,297	8,206,198
Series 2013-194 Class AB
05/16/2038	2.250%	6,240,474	6,214,950
Series 2013-2 Class AB
12/16/2042	1.600%	7,970,868	7,908,041
Series 2013-30 Class A
05/16/2042	1.500%	6,362,247	6,234,875
Series 2013-32 Class AB
01/16/2042	1.900%	5,127,649	5,056,918
Series 2013-33 Class A
07/16/2038	1.061%	19,675,607	19,210,816
Series 2013-35 Class A
02/16/2040	1.618%	6,056,904	5,915,553
Series 2013-40 Class A
10/16/2041	1.511%	8,344,102	8,204,756
Series 2013-45 Class A
10/16/2040	1.450%	3,410,477	3,362,782
Series 2013-50 Class AH
06/16/2039	2.100%	10,209,337	10,158,569
Series 2013-57 Class A
06/16/2037	1.350%	8,288,794	8,115,880
Series 2013-61 Class A
01/16/2043	1.450%	10,741,226	10,435,224
Series 2014-135 Class AD
08/16/2045	2.400%	2,492,389	2,497,238
Series 2015-109 Class A
02/16/2040	2.528%	2,043,162	2,044,594
Series 2015-78 Class A
06/16/2040	2.918%	4,013,008	4,043,587
Series 2015-85 Class AF
05/16/2044	2.400%	4,873,114	4,877,970
Total Commercial Mortgage-Backed Securities - Agency (Cost $170,049,331)			166,209,840

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	3,410,294	3,382,888
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colony Multifamily Mortgage Trust(b)
Series 2014-1 Class A
04/20/2050	2.543%	3,917,403	3,897,079
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	12,260,170	12,281,620
Series 2014-CR17 Class A1
05/10/2047	1.275%	1,376,763	1,372,619
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8 Class A2
10/15/2045	1.797%	126,418	126,396
Series 2012-LC9 Class A2
12/15/2047	1.677%	5,705,962	5,705,610
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A2
08/15/2045	1.972%	1,037,746	1,037,113
Series 2013-C7 Class A2
02/15/2046	1.863%	2,104,780	2,105,501
Series 2016-C29 Class A1
05/15/2049	1.597%	3,820,658	3,800,532
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A1
10/10/2048	1.345%	6,540,869	6,460,439
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A2
12/10/2045	1.712%	4,413,369	4,412,603
Wells Fargo Commercial Mortgage Trust
Series 2016-C33 Class A1
03/15/2059	1.775%	3,645,769	3,635,119
WF-RBS Commercial Mortgage Trust
Series 2014-C21 Class A1
08/15/2047	1.413%	4,237,570	4,222,719
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $52,694,463)			52,440,238

Corporate Bonds & Notes 37.2%

Aerospace & Defense 0.7%
L-3 Communications Corp.
10/15/2019	5.200%	5,000,000	5,336,160
Lockheed Martin Corp.
11/15/2019	4.250%	5,000,000	5,262,720
Total			10,598,880
Automotive 0.9%
Ford Motor Credit Co. LLC
01/15/2021	3.200%	8,000,000	8,129,544

4	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.(a)
04/17/2020	1.418%	7,000,000	7,018,277
Total			15,147,821
Banking 11.5%
American Express Credit Corp.(a)
03/18/2019	1.817%	6,500,000	6,536,647
ANZ New Zealand International Ltd.(b)
09/23/2019	2.600%	5,000,000	5,042,300
Bank of America Corp.(a)
04/01/2019	2.018%	13,500,000	13,626,684
Bank of Montreal(a)
12/12/2019	1.828%	6,330,000	6,363,967
Bank of New York Mellon Corp. (The)(a)
05/22/2018	1.552%	5,020,000	5,032,525
Bank of Nova Scotia (The)(a)
12/05/2019	1.838%	6,380,000	6,423,658
Barclays Bank PLC
02/20/2019	2.500%	4,400,000	4,427,412
BB&T Corp.(a)
05/01/2019	1.700%	6,000,000	6,025,590
Capital One Financial Corp.(a)
05/12/2020	1.941%	5,200,000	5,215,475
Citigroup, Inc.
01/10/2020	2.450%	10,000,000	10,058,410
Discover Bank
06/04/2020	3.100%	5,327,000	5,427,584
Fifth Third Bank
02/28/2018	1.450%	5,000,000	4,995,145
Goldman Sachs Group, Inc. (The)(a)
04/23/2020	2.313%	10,000,000	10,165,000
HSBC Holdings PLC
04/05/2021	5.100%	5,500,000	5,976,922
Huntington National Bank (The)
03/10/2020	2.375%	4,104,000	4,122,468
ING Bank NV(a),(b)
03/22/2019	2.417%	5,500,000	5,572,749
JPMorgan Chase & Co.
06/23/2020	2.750%	9,000,000	9,150,741
KeyBank NA
08/22/2019	1.600%	5,000,000	4,957,705
Lloyds Bank PLC
01/22/2019	2.050%	5,000,000	5,007,510
Manufacturers & Traders Trust Co.
01/30/2019	2.300%	5,000,000	5,036,030
Morgan Stanley
01/27/2020	2.650%	6,000,000	6,060,114
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Bank NA
01/28/2019	2.200%	8,035,000	8,074,669
Regions Financial Corp.
02/08/2021	3.200%	6,000,000	6,137,790
Royal Bank of Canada(a)
03/02/2020	1.590%	6,000,000	5,999,970
Toronto-Dominion Bank (The)
07/02/2019	2.125%	5,708,000	5,735,256
U.S. Bank NA(a)
05/24/2019	1.352%	6,000,000	6,002,652
Wells Fargo & Co.(a)
07/22/2020	2.033%	9,000,000	9,115,785
Westpac Banking Corp.(a)
03/06/2020	1.653%	6,175,000	6,178,402
Total			182,469,160
Cable and Satellite 0.6%
British Sky Broadcasting Group PLC(b)
02/15/2018	6.100%	4,362,000	4,475,970
Comcast Corp.
03/01/2020	5.150%	4,000,000	4,334,856
Total			8,810,826
Chemicals 0.6%
Eastman Chemical Co.
01/15/2020	2.700%	4,000,000	4,051,044
LyondellBasell Industries NV
04/15/2019	5.000%	4,900,000	5,122,435
Total			9,173,479
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
11/13/2018	1.800%	5,000,000	5,005,805
John Deere Capital Corp.(a)
03/13/2020	1.536%	5,600,000	5,611,743
Total			10,617,548
Diversified Manufacturing 1.0%
General Electric Co.(a)
04/15/2020	1.958%	7,000,000	7,117,537
Honeywell International, Inc.
10/30/2019	1.400%	4,000,000	3,967,164
United Technologies Corp.
11/01/2019	1.500%	5,000,000	4,970,115
Total			16,054,816

Columbia Short Term Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.4%
Dominion Energy, Inc.
06/15/2018	1.900%	4,740,000	4,750,144
Duke Energy Corp.
08/15/2017	1.625%	4,600,000	4,600,139
Emera US Finance LP
06/15/2019	2.150%	4,800,000	4,796,179
Exelon Corp.
06/15/2020	2.850%	5,000,000	5,078,425
Nevada Power Co.
08/01/2018	6.500%	4,143,000	4,352,797
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%	5,000,000	5,023,095
Southern Co. (The)
07/01/2019	1.850%	6,000,000	5,974,326
WEC Energy Group, Inc.
06/15/2018	1.650%	4,000,000	4,000,696
Total			38,575,801
Food and Beverage 2.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	10,000,000	10,123,730
Constellation Brands, Inc.
11/15/2019	3.875%	4,000,000	4,154,872
Diageo Capital PLC
07/15/2020	4.828%	3,600,000	3,884,015
General Mills, Inc.
02/15/2019	5.650%	4,000,000	4,239,240
Kraft Heinz Foods Co.
07/02/2018	2.000%	4,000,000	4,010,104
Molson Coors Brewing Co.
07/15/2019	1.450%	2,860,000	2,824,942
PepsiCo, Inc.(a)
02/22/2019	1.762%	6,000,000	6,040,626
Total			35,277,529
Health Care 1.3%
Cardinal Health, Inc.
06/14/2019	1.948%	4,850,000	4,854,641
Express Scripts Holding Co.
02/25/2021	3.300%	6,100,000	6,240,782
McKesson Corp.
03/15/2019	2.284%	4,250,000	4,272,164
Medtronic, Inc.
03/15/2020	2.500%	5,000,000	5,072,325
Total			20,439,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.6%
Anthem, Inc.
08/15/2021	3.700%	4,300,000	4,471,261
Coventry Health Care, Inc.
06/15/2021	5.450%	113,000	124,522
UnitedHealth Group, Inc.
02/15/2019	1.700%	5,000,000	4,995,540
Total			9,591,323
Independent Energy 0.4%
Canadian Natural Resources Ltd.
11/15/2021	3.450%	1,640,000	1,684,493
Woodside Finance Ltd.(b)
03/01/2019	8.750%	4,326,000	4,758,557
Total			6,443,050
Integrated Energy 1.1%
BP Capital Markets PLC
02/13/2020	2.315%	5,800,000	5,849,944
Chevron Corp.(a)
03/03/2020	1.428%	7,000,000	7,013,349
Petro-Canada
05/15/2018	6.050%	4,000,000	4,140,088
Total			17,003,381
Life Insurance 1.3%
American International Group, Inc.
08/15/2020	3.375%	5,470,000	5,659,306
MetLife Global Funding I(b)
04/10/2019	2.300%	3,875,000	3,902,470
Principal Life Global Funding II(b)
04/18/2019	1.500%	5,400,000	5,358,220
Prudential Financial, Inc.
06/21/2020	5.375%	5,000,000	5,451,535
Total			20,371,531
Media and Entertainment 0.6%
21st Century Fox America, Inc.
08/15/2020	5.650%	4,300,000	4,728,267
Scripps Networks Interactive, Inc.
11/15/2019	2.750%	2,900,000	2,932,175
06/15/2020	2.800%	1,507,000	1,523,841
Thomson Reuters Corp.
10/15/2019	4.700%	637,000	670,058
Total			9,854,341

6	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Vale Overseas Ltd.
01/11/2022	4.375%	5,000,000	5,094,375
Midstream 0.9%
Enterprise Products Operating LLC
10/15/2019	2.550%	2,825,000	2,848,741
Kinder Morgan Energy Partners LP
03/01/2021	3.500%	6,000,000	6,145,542
Williams Partners LP
03/15/2022	3.600%	5,000,000	5,109,615
Total			14,103,898
Natural Gas 0.4%
NiSource Finance Corp.
01/15/2019	6.800%	789,000	842,846
Southern California Gas Co.
06/15/2018	1.550%	5,500,000	5,496,150
Total			6,338,996
Pharmaceuticals 2.9%
AbbVie, Inc.
05/14/2020	2.500%	5,000,000	5,054,770
Allergan Funding SCS
06/15/2019	2.450%	5,000,000	5,028,195
Amgen, Inc.
05/22/2019	2.200%	5,000,000	5,030,090
Gilead Sciences, Inc.
09/04/2018	1.850%	5,000,000	5,009,695
Johnson & Johnson(a)
03/01/2019	1.472%	5,000,000	5,015,885
Merck & Co, Inc.
05/18/2018	1.300%	5,054,000	5,048,567
Pfizer, Inc.
12/15/2019	1.700%	5,000,000	5,005,005
Roche Holdings, Inc.(a),(b)
09/30/2019	1.636%	5,000,000	5,016,560
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	5,500,000	5,474,656
Total			45,683,423
Property & Casualty 1.2%
Berkshire Hathaway Finance Corp.(a)
03/15/2019	1.936%	6,000,000	6,059,334
Chubb INA Holdings, Inc.
11/03/2020	2.300%	5,000,000	5,027,640
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp.
11/15/2019	7.350%	3,853,000	4,298,588
Hartford Financial Services Group, Inc. (The)
01/15/2019	6.000%	3,500,000	3,702,755
Total			19,088,317
Refining 0.3%
Marathon Petroleum Corp.
12/14/2018	2.700%	5,000,000	5,040,330
Retail REIT 0.6%
Kimco Realty Corp.
02/01/2018	4.300%	4,500,000	4,536,455
Simon Property Group LP
09/01/2020	2.500%	5,125,000	5,179,422
Total			9,715,877
Retailers 0.7%
CVS Health Corp.
07/20/2020	2.800%	5,800,000	5,905,026
Lowes Companies, Inc.(a)
09/10/2019	1.648%	5,000,000	5,035,065
Total			10,940,091
Technology 2.1%
Apple, Inc.(a)
05/06/2019	1.479%	6,500,000	6,533,585
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2022	3.000%	4,425,000	4,469,480
Cisco Systems, Inc.(a)
03/01/2019	1.702%	6,000,000	6,043,494
Microsoft Corp.
02/06/2020	1.850%	6,000,000	6,015,012
Oracle Corp.(a)
01/15/2019	1.738%	6,000,000	6,046,230
QUALCOMM, Inc.(a)
05/20/2020	1.648%	5,065,000	5,088,036
Total			34,195,837
Transportation Services 0.3%
ERAC USA Finance LLC(b)
10/15/2017	6.375%	4,000,000	4,052,220
Wirelines 1.6%
AT&T, Inc.
03/15/2020	5.200%	4,000,000	4,299,528
06/30/2020	2.450%	4,000,000	4,020,064
Deutsche Telekom International Finance BV
08/20/2018	6.750%	4,003,000	4,219,895

Columbia Short Term Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Orange SA
07/08/2019	5.375%	4,000,000	4,258,836
Telefonica Emisiones SAU
04/27/2020	5.134%	3,869,000	4,174,314
Verizon Communications, Inc.(b)
03/15/2022	2.946%	5,000,000	5,030,515
Total			26,003,152
Total Corporate Bonds & Notes (Cost $588,940,653)			590,685,914

Foreign Government Obligations(d) 1.0%

Canada 0.7%
Province of Ontario
05/21/2020	1.875%	6,000,000	5,994,324
Province of Quebec
07/29/2020	3.500%	5,000,000	5,235,855
Total			11,230,179
Mexico 0.3%
Petroleos Mexicanos(b),(d)
03/13/2022	5.375%	5,000,000	5,259,035
Total Foreign Government Obligations (Cost $16,287,150)			16,489,214

Inflation-Indexed Bonds 2.0%

United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	32,003,811	32,059,088
Total Inflation-Indexed Bonds (Cost $32,166,026)			32,059,088

Residential Mortgage-Backed Securities - Agency 2.2%

Federal Home Loan Mortgage Corp.
09/01/2017- 09/01/2022	5.500%	1,710,070	1,791,112
11/01/2017- 07/01/2025	5.000%	2,264,476	2,404,847
03/01/2019- 10/01/2024	4.500%	1,214,305	1,288,848
06/01/2021- 09/01/2026	3.500%	598,724	624,000
08/01/2021- 10/01/2021	6.000%	292,434	306,492
05/01/2024- 07/01/2026	4.000%	2,157,381	2,264,276
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a)
03/01/2034	3.060%	236,550	250,024
07/01/2036	2.985%	7,972	8,408
08/01/2036	3.202%	103,943	109,802
12/01/2036	3.265%	32,479	33,854
Federal National Mortgage Association
07/01/2017- 08/01/2017	6.000%	1,776	1,776
11/01/2017- 01/01/2024	5.500%	3,474,947	3,705,284
07/01/2022- 08/01/2024	5.000%	1,405,803	1,478,523
03/01/2024- 02/01/2027	4.000%	4,808,024	5,054,860
12/01/2025- 09/01/2026	3.500%	22,138	23,049
01/01/2030- 03/01/2031	3.000%	14,911,187	15,314,788
Federal National Mortgage Association(e)
10/01/2024	5.500%	289,068	308,756
Federal National Mortgage Association(a)
07/01/2033	2.788%	28,239	28,492
04/01/2036	3.580%	29,557	31,257
09/01/2037	3.033%	36,035	36,981
CMO Series 2003-W11 Class A1
06/25/2033	4.404%	18,456	19,303
Federal National Mortgage Association(f),(g)
CMO Series G-15 Class A
06/25/2021	0.000%	2,229	2,180
Government National Mortgage Association(a)
07/20/2018	3.000%	11,129	11,092
03/20/2030	2.375%	21,866	22,596
Government National Mortgage Association
09/20/2021	6.000%	45,628	47,406
Total Residential Mortgage-Backed Securities - Agency (Cost $35,000,368)			35,168,006

Residential Mortgage-Backed Securities - Non-Agency 4.8%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(a)
CMO Series 1998-3 Class A7
07/25/2028	1.696%	14,774	14,423
Angel Oak Mortgage Trust LLC(a),(b)
Series 2017-1 Class A1
01/25/2047	2.810%	3,028,542	3,034,781
Bayview Opportunity Master Fund IVA Trust(b)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,989,300	4,142,568
Cityscape Home Equity Loan Trust(h),(i)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1

8	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(b)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	1,288,810	1,302,175
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	3,657,704	3,693,910
CMO Series 2017-1 Class A1
05/27/2047	2.614%	5,192,582	5,203,618
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2009-9R Class 12A1
08/26/2035	3.097%	1,700,946	1,727,003
First Alliance Mortgage Loan Trust
CMO Series 1994-2 Class A2 (NPFGC)
06/25/2025	6.680%	1,616	1,612
IMC Home Equity Loan Trust
CMO Series 1997-3 Class A7
08/20/2028	7.080%	16	16
JPMorgan Resecuritization Trust(b)
CMO Series 2010-4 Class 3A2
04/26/2035	4.500%	481,719	484,234
Mill City Mortgage Trust(b)
CMO Series 2015-1 Class A1
06/25/2056	2.230%	936,495	936,895
CMO Series 2016-1 Class A1
04/25/2057	2.500%	4,731,704	4,744,795
Mortgage Repurchase Agreement Financing Trust(a),(b)
Series 2017-1 Class A1
07/10/2019	1.967%	9,600,000	9,604,034
Residential Funding Mortgage Securities II(a)
CMO Series 2003-HS3 Class A2B (NPFGC)
08/25/2033	1.506%	2,003	1,966
Springleaf Mortgage Loan Trust(b)
CMO Series 2013-2A Class A
12/25/2065	1.780%	1,731,558	1,728,067
CMO Series 2013-3A Class A
09/25/2057	1.870%	4,478,412	4,476,565
Towd Point Mortgage Trust(b)
CMO Series 2015-4 Class A1
04/25/2055	3.500%	4,850,739	4,969,071
CMO Series 2015-6 Class A1
04/25/2055	3.500%	7,549,458	7,746,765
CMO Series 2016-2 Class A1
08/25/2055	3.000%	7,805,551	7,934,568
CMO Series 2016-4 Class A1
07/25/2056	2.250%	2,293,999	2,287,662
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,924,118	3,959,210
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-3 Class A1B
03/25/2054	3.000%	1,424,817	1,441,607
Series 2016-3 Class A1
04/25/2056	2.250%	3,901,597	3,889,733
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	3,368,120	3,385,188
Wells Fargo Mortgage Loan Trust(a),(b)
CMO Series 2010-RR4 Class 1A1
12/27/2046	3.242%	337,043	336,933
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $77,380,021)			77,047,400

U.S. Government & Agency Obligations 7.0%

Federal Farm Credit Banks(a)
02/10/2020	1.167%	18,350,000	18,391,233
Federal Home Loan Banks
02/18/2021	1.375%	7,050,000	6,968,509
Federal National Mortgage Association
09/18/2018	1.875%	70,300,000	70,726,229
01/21/2020	1.625%	15,000,000	15,034,020
Morocco Government AID Bond(a),(d),(h)
05/01/2023	1.250%	510,000	495,108
Total U.S. Government & Agency Obligations (Cost $111,882,298)			111,615,099

U.S. Treasury Obligations 9.0%

U.S. Treasury
12/31/2019	1.625%	142,320,000	142,875,775
Total U.S. Treasury Obligations (Cost $144,871,645)			142,875,775

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(j),(k)	8,731,445	8,731,445
Total Money Market Funds (Cost $8,731,228)		8,731,445
Total Investments (Cost: $1,596,080,634)		1,590,939,239
Other Assets & Liabilities, Net		(2,140,042)
Net Assets		1,588,799,197

Columbia Short Term Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
At June 30, 2017, securities and/or cash totaling $206,881 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	380	USD	82,121,563	09/2017	—	(66,091)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(140)	USD	(16,497,031)	09/2017	11,755	—
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $400,474,536, which represents 25.21% of net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by the government.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $495,109, which represents 0.03% of net assets.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	26,158,595	120,241,816	(137,668,966)	8,731,445	(322)	43,769	8,731,445
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
At June 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,596,081,000	3,769,000	(8,911,000)	(5,142,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
Columbia Short Term Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	357,617,220	—	—	357,617,220
Commercial Mortgage-Backed Securities - Agency	—	166,209,840	—	—	166,209,840
Commercial Mortgage-Backed Securities - Non-Agency	—	52,440,238	—	—	52,440,238
Corporate Bonds & Notes	—	590,685,914	—	—	590,685,914
Foreign Government Obligations	—	16,489,214	—	—	16,489,214
Inflation-Indexed Bonds	—	32,059,088	—	—	32,059,088
Residential Mortgage-Backed Securities - Agency	—	35,168,006	—	—	35,168,006
Residential Mortgage-Backed Securities - Non-Agency	—	77,047,399	1	—	77,047,400
U.S. Government & Agency Obligations	—	111,119,991	495,108	—	111,615,099
U.S. Treasury Obligations	142,875,775	—	—	—	142,875,775
Money Market Funds	—	—	—	8,731,445	8,731,445
Total Investments	142,875,775	1,438,836,910	495,109	8,731,445	1,590,939,239
Derivatives
Asset
Futures Contracts	11,755	—	—	—	11,755
Liability
Futures Contracts	(66,091)	—	—	—	(66,091)
Total	142,821,439	1,438,836,910	495,109	8,731,445	1,590,884,903
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
12	Columbia Short Term Bond Fund | Quarterly Report 2017

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 18, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 18, 2017